Group statement of changes in equity (Parenthetical) - GBP (£) £ in Millions		Mar. 31, 2018		Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Statements [Line Items]
Ordinary shares	[2]	£ 22,347	[1]	£ 18,926	£ 21,325	£ 19,277
Number of ordinary shares		8,689,755,905
Par value per share		£ 0.25
Issued Capital [Member]
Statements [Line Items]
Ordinary shares		£ 2,172

[1]	Certain results have been restated to reflect the update to the calculation of our IAS19 accounting valuation of retirement benefit obligations. See Note1 to the condensed consolidated financial statements
[2]	Certain results have been restated to reflect the update to the calculation of our IAS19 accounting valuation of retirement benefit obligations. See Note1 to the condensed consolidated financial statements.